Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 16,601	$ 43,447
Accounts receivable	68,787	36,231
Contract assets	9,759	7,008
Inventories	44,544	19,151
Prepaid expenses and deposits	6,828	4,977
Assets held for sale	660	4,129
Derivative financial instruments	0	4,334
Total current assets	147,179	119,277
Property, plant and equipment, net of accumulated depreciation $339,505 (2020 – $302,161)	640,950	632,210
Operating lease right-of-use assets	14,768	18,192
Investments in affiliates and joint ventures	55,974	46,263
Other assets	6,000	6,336
Goodwill and intangible assets	4,407	378
Deferred tax assets	0	16,407
Total assets	869,278	839,063
Current liabilities
Accounts payable	76,251	41,428
Accrued liabilities	33,389	19,382
Contract liabilities	3,349	1,512
Current portion of long-term debt	19,693	16,263
Current portion of finance lease obligations	25,035	26,895
Current portion of operating lease liabilities	3,317	4,004
Total current liabilities	161,034	109,484
Long-term debt	306,034	341,396
Finance lease obligations	29,686	42,577
Operating lease liabilities	11,461	14,118
Other long-term obligations	26,400	18,850
Deferred tax liabilities	56,200	64,195
Total liabilities	590,815	590,620
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2021 - 30,022,928 (December 31, 2020 – 31,011,831))	246,944	255,064
Treasury shares (December 31, 2021 - 1,564,813 (December 31, 2020 - 1,845,201))	(17,802)	(18,002)
Additional paid-in capital	37,456	46,536
Retained earnings (deficit)	11,863	(35,155)
Accumulated other comprehensive income	2	0
Shareholders' equity	278,463	248,443
Total liabilities and shareholders' equity	869,278	839,063
Contingencies